Related Party Transactions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related Party Transactions
17. Related party transactions
The Company’s significant shareholders, Board members, and management, as well as their related parties, are considered related parties of the Company.
Compensation of key management is disclosed in Note 4 – Compensation and benefits.
Board compensation
Board compensation is paid in arrears after being approved by the shareholders, generally at the Annual General Meeting. The following amounts were paid in 2021, 2020 and 2019:

	Year Ended December 31, 2021
($000s)	Cash Compensation	Shared-based Compensation	Total
Morten Opstad, Board chair	$59	$—	$59
Lawrence J. Ciaccia, Board deputy chair	28	33	61
Deborah Davis	67	—	67
Hanne Hovding	52	—	52
Annika Olsson	—	—	—
Thomas M. Quindlen	2	32	34
Stephen A. Skaggs	4	58	62

	$212	$123	$335

	Year Ended December 31, 2020
($000s)	Cash Compensation	Shared-based Compensation	Total
Morten Opstad, Board chair	$40	$—	$40
Lawrence J. Ciaccia, Board deputy chair	38	—	38
Deborah Davis	10	36	46
Hanne Hovding	32	—	32
Stephen A. Skaggs	4	34	38

	$124	$70	$194

	Year Ended December 31, 2019
($000s)	Cash Compensation	Shared-based Compensation	Total
Morten Opstad, Board chair	$43	$—	$43
Lawrence J. Ciaccia, Board deputy chair	34	—	34
Deborah Davis	7	34	41
Hanne Hovding	16	23	39
Andre James MacLeod 1	7	34	41
Stephen A. Skaggs	—	—	—

	$107	$91	$198

1	Mr. MacLeod resigned from the Board on May 9, 2019.
Outstanding subscription rights awarded to members of the Board under the Company’s subscription rights plans have the following expiration dates and exercise prices. For further information describing these plans, see Note 16 – Share-based compensation.

			Subscription rights outstanding as of December 31,
Grant Date	Expiration Date	Exercise Price (NOK per share)	2021	2020	2019
August 15, 2018	May 9, 2023	5.10	—	—	600,000
June 17, 2020	May 15, 2025	1.71	600,000	600,000	—
The subscription rights granted on August 15, 2018, were replaced by the grant on June 17, 2020, as part of an exchange of subscription rights approved at the 2020 Annual General Meeting. This exchange was offered to all eligible holders.
Related party transactions
Morten Opstad, Board chair, is a partner at Advokatfirmaet Ræder AS, the Company’s primary law firm, which provided services to the Company resulting in charges of $338 in 2021, $477 in 2020, and $470 in 2019.
Lawrence J. Ciaccia, who was elected to the Board at the Annual General Meeting on May 12, 2015, has served on the Company’s Strategy Advisory Committee since January 2014. From time to time, Mr. Ciaccia also provides consulting services to IDEX. The fees paid to Mr. Ciaccia for his services totaled $65 in 2021, $65 in 2020, and $65 in 2019.
There were no overdue balances with any related parties at the end of 2021, 2020 or 2019.